Other Financial Assets and Liabilities - Summary of Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss
Derivatives held for trading	₩ 132,011	₩ 136,106